Finance income and charges - Contribution of the Group's Venezuelan operations (Details) £ in Millions	6 Months Ended
	Dec. 31, 2021 GBP (£) Bs. / £	Dec. 31, 2020 GBP (£) Bs. / £	Jun. 30, 2021 GBP (£)
Disclosure of geographical areas [line items]
Net sales	£ 7,957	£ 6,874
Operating profit	2,743	2,239
Other finance income - hyperinflation adjustment	1	2
Net cash (outflow)/inflow from operating activities	1,947	1,998
Net assets	9,331	8,378	£ 8,431
Venezuela
Disclosure of geographical areas [line items]
Net sales	0	0
Operating profit	0	0
Other finance income - hyperinflation adjustment	1	2
Net cash (outflow)/inflow from operating activities	0	0
Net assets	37	39
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	8	4
Operating profit	2	11
Other finance income - hyperinflation adjustment	120	100
Net cash (outflow)/inflow from operating activities	(3)	9
Net assets	£ 3,501	£ 1,656
Venezuelan Bolivar Soberano | Venezuela
Disclosure of geographical areas [line items]
Closing foreign exchange rate | Bs. / £	593	64
Venezuelan Bolivar Soberano | Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate | Bs. / £	6	2